Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of indebtedness
Export credit facilities
The following table provides details regarding the terms of our outstanding export credit facilities:

	As of December 31, 2018
	Collateral (Number of aircraft)	Amount outstanding	Weighted average interest rate	Maturity
European ECA facilities	28	$682,410	2.94%	2019 - 2030
US Ex-Im facilities	4	166,962	1.66%	2022 - 2025
	32	$849,372
The following table provides a summary of our indebtedness as of December 31, 2018 and 2017:

	As of December 31,
	2018						2017
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$4,900,000	$—	$4,900,000	6.69%	2019 - 2022	$5,670,000
AerCap Trust & AICDC Notes		10,749,864	—	10,749,864	4.08%	2019 - 2028	8,399,864
Asia Revolving Credit Facility		950,000	750,000	200,000	4.01%	2022	300,000
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2021	—
Other unsecured debt		1,326,000	166,000	1,160,000	4.16%	2020 - 2023	550,000
Fair value adjustment		NA	NA	177,450	NA	NA	286,426
TOTAL UNSECURED		21,925,864	4,916,000	17,187,314			15,206,290
Secured
Export credit facilities	32	849,372	—	849,372	2.69%	2019 - 2030	1,241,262
Senior Secured Notes		—	—	—	—	—	1,275,000
Institutional secured term loans & secured portfolio loans	280	9,097,528	1,564,500	7,533,028	4.28%	2020 - 2030	6,253,431
AerFunding Revolving Credit Facility	16	2,500,000	1,580,516	919,484	4.39%	2022	878,424
Other secured debt (b)	70	1,633,099	—	1,633,099	4.50%	2019 -2036	2,139,360
Fair value adjustment		NA	NA	(2,103)	NA	NA	31,482
TOTAL SECURED		14,079,999	3,145,016	10,932,880			11,818,959
Subordinated
ECAPS Subordinated Notes		1,000,000	—	1,000,000	4.65%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	500,000
Subordinated debt issued by joint ventures		48,234	—	48,234	—	2019 - 2020	55,780
Fair value adjustment		NA	NA	(225)	NA	NA	(229)
TOTAL SUBORDINATED		1,548,234	—	1,548,009			1,555,551
Debt issuance costs and debt discounts		NA	NA	(160,616)	NA	NA	(160,061)
	398	$37,554,097	$8,061,016	$29,507,587			$28,420,739

(a)
The weighted average interest rate for our floating rate debt is calculated based on the applicable U.S. dollar LIBOR rate as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs and debt discounts. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.

(b)	In addition to the aircraft, 64 engines are pledged as collateral.
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	Collateral (Number of aircraft) (a)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate	Maturity
Institutional secured term loans
Hyperion	94	$1,500,000	$—	$1,500,000	4.55%	2023
Vancouver	56	750,000	—	750,000	4.55%	2022
Secured portfolio loans
Scandium	7	772,981	173,500	599,481	4.37%	2025
Temescal	49	666,969	—	666,969	4.76%	2023
Celtago	13	659,203	—	659,203	3.37%	2024
Celtago II	13	580,736	—	580,736	3.90%	2022
BlowFishFunding	9	533,108	—	533,108	4.34%	2022
Iridium	8	519,111	—	519,111	4.11%	2024
Other secured facilities	31	3,115,420	1,391,000	1,724,420	4.20%	2020 - 2030
	280	$9,097,528	$1,564,500	$7,533,028

(a)	These loans are secured by a combination of aircraft and the equity interests in the borrower and certain SPE subsidiaries of the borrower that own the aircraft.

Schedule of maturities of debt financings
The following table provides a summary of the outstanding senior unsecured notes issued by ILFC prior to the ILFC Transaction (the “ILFC Legacy Notes”) as of December 31, 2018:

Maturities of ILFC Legacy Notes
2019	$2,000,000
2020	1,000,000
2021	500,000
2022	1,400,000
$4,900,000
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2018:

Maturities of AGAT/AICDC Notes
2019	$1,099,864
2020	1,500,000
2021	1,900,000
2022	2,100,000
2023	1,200,000
Thereafter	2,950,000
$10,749,864
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs and debt discounts) as of December 31, 2018 were as follows:

Maturities of debt financing (a)
2019	$4,108,660
2020	4,008,209
2021	3,783,405
2022	7,246,201
2023	3,414,995
Thereafter	6,931,611
$29,493,081

(a)	For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations”.

Schedule of interest rate terms
Borrowings under the AerFunding Revolving Credit Facility bear interest based on the Eurodollar rate plus the applicable margin. The following table presents the applicable margin for the borrowings under the AerFunding Revolving Credit Facility during the periods specified:

Applicable margin
Borrowing period	2.00%
Period from December 2020 to December 2021	2.75%
Period from December 2021 to December 2022	3.50%